Asset and Goodwill Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Profit and Loss

The following pre-tax impairment reversal and (asset impairments) were recorded in the statement of profit and loss:

Impairment Reversal and (Asset Impairments)

(CAD$ in millions)	2017	2016
Steelmaking coal CGU	$207	$—
Fort Hills oil sands project	—	(222)
Other	(44)	(72)

Total	$163	$(294)

Summary of Key Assumptions Used in Our Asset Impairment, Asset Impairment Reversal and Goodwill Impairment Analyses

The following are the key assumptions used in our asset impairment, asset impairment reversal and goodwill impairment analyses during the years ended December 31, 2017 and 2016:

	2017	2016
Steelmaking coal prices	Current price used in initial year, decreased to a long-term price in 2022 of US$140 per tonne	Current price used in initial year, decreased to a long-term price in 2021 of US$130 per tonne

Copper prices	Current price used in initial year, decreased to a long-term price in 2022 of US$3.00 per pound	Current price used in initial year, increased to a long-term price in 2021 of US$3.00 per pound

Western Canadian Select (WCS) Oil prices	Current price used in initial year, increased to a long-term price in 2022 of US$57 per barrel	Current price used in initial year, increased to a long-term price in 2021 of US$57 per barrel

Discount rate	5.2% — 5.9%	5.5% — 6.0%

Long-term foreign exchange rate	1 U.S. to 1.25 Canadian dollars	1 U.S. to 1.25 Canadian dollars

Inflation rate	2%	2%